Condensed Financial Information of the Parent Company - Schedule of Except for Those Separately Disclosed in the Consolidated Financial Statements (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 20,661	$ 3,600
Due from VIE	2,754,618	3,045,528
Investment in subsidiaries and VIE	20,577,070	28,283,774
Total assets	23,352,349	31,332,902
LIABILITIES
Due to VIE	5,909,287	5,909,287
Accounts payable	211,000
Other payable	96,000
Due to related parties	221,881	221,881
Total liabilities	6,438,168	6,131,168
STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,170,475 and 2,170,475 issued and outstanding at December 31, 2024 and 2023, respectively	3,473	3,473
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2024 and 2023, respectively	75	75
Additional paid-in capital	52,687,182	52,687,182
Statutory reserve	394,541	394,541
Accumulated deficit	(34,003,726)	(26,039,567)
Accumulated other comprehensive loss	(2,167,364)	(1,843,970)
Total stockholders’ equity	16,914,181	25,201,734
Total liabilities and stockholders’ equity	$ 23,352,349	$ 31,332,902